VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 2.6%
19,500		Nexstar Media Group, Inc.	$ 1,753,635	1.5
123,800	(1)	Vonage Holdings Corp.	1,266,474	1.1
			3,020,109	2.6

		Consumer Discretionary: 11.4%
40,000		American Eagle Outfitters, Inc.	592,400	0.5
22,200	(1)	Caesars Entertainment, Inc.	1,244,532	1.1
103,000	(1)	Carrols Restaurant Group, Inc.	664,350	0.6
23,100		Childrens Place, Inc./The	654,885	0.6
24,500		Dine Brands Global, Inc.	1,337,455	1.1
41,000	(1)	Genesco, Inc.	883,140	0.8
48,600		KB Home	1,865,754	1.6
11,300		Marriott Vacations Worldwide Corp.	1,026,153	0.9
9,000		Papa Johns International, Inc.	740,520	0.6
20,000	(1)	Revolve Group, Inc.	328,600	0.3
51,400	(1)	Sally Beauty Holdings, Inc.	446,666	0.4
12,300	(1)	TopBuild Corp.	2,099,487	1.8
19,300	(1)	Visteon Corp.	1,335,946	1.1
			13,219,888	11.4

		Consumer Staples: 3.0%
54,000	(1)	BellRing Brands, Inc.	1,119,960	1.0
41,800	(1)	BJ's Wholesale Club Holdings, Inc.	1,736,790	1.5
42,188	(1)	United Natural Foods, Inc.	627,336	0.5
			3,484,086	3.0

		Energy: 3.1%
32,500		Cimarex Energy Co.	790,725	0.7
38,100		Delek US Holdings, Inc.	424,053	0.4
65,400		Ovintiv, Inc.	533,664	0.4
178,300		Patterson-UTI Energy, Inc.	508,155	0.4
41,097		Scorpio Tankers, Inc.	454,944	0.4
192,800	(1)	WPX Energy, Inc.	944,720	0.8
			3,656,261	3.1

		Financials: 25.4%
41,900		Ameris Bancorp.	954,482	0.8
24,400		Amerisafe, Inc.	1,399,584	1.2
26,800		Argo Group International Holdings Ltd.	922,724	0.8
63,500		Atlantic Union Bankshares Corp.	1,356,995	1.2
51,400	(1)	Axos Financial, Inc.	1,198,134	1.0
102,000	(1)	Bancorp, Inc.	881,280	0.8
32,300		Blackstone Mortgage Trust, Inc.	709,631	0.6
49,900		Cathay General Bancorp.	1,081,832	0.9
30,100		Community Bank System, Inc.	1,639,246	1.4
27,400		Cowen, Inc.	445,798	0.4
25,000	(1)	Focus Financial Partners, Inc.	819,750	0.7
41,900		Hancock Whitney Corp.	788,139	0.7
29,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,225,830	1.1
69,100		Heritage Commerce Corp.	459,860	0.4
44,300		Heritage Financial Corp.	814,677	0.7
21,400		Houlihan Lokey, Inc.	1,263,670	1.1
22,700		Independent Bank Corp.	1,189,026	1.0
121,900		MGIC Investment Corp.	1,080,034	0.9
44,000		OceanFirst Financial Corp.	602,360	0.5
54,100		Pacific Premier Bancorp, Inc.	1,089,574	0.9
53,800		Radian Group, Inc.	786,018	0.7
50,800		Renasant Corp.	1,154,176	1.0
53,800		Sandy Spring Bancorp, Inc.	1,241,704	1.1
93,700		SLM Corp.	758,033	0.7
57,900		Starwood Property Trust, Inc.	873,711	0.7
48,000		TCF Financial Corp.	1,121,280	1.0
32,000	(1)	Triumph Bancorp, Inc.	996,480	0.9
27,800		UMB Financial Corp.	1,362,478	1.2
44,700		WSFS Financial Corp.	1,205,559	1.0
			29,422,065	25.4

		Health Care: 6.0%
11,400	(1)	Arena Pharmaceuticals, Inc.	852,606	0.8
62,000	(1)	Dynavax Technologies Corp.	267,840	0.2
5,000	(1)	Horizon Therapeutics Plc	388,400	0.3
6,500	(1)	Iovance Biotherapeutics, Inc.	213,980	0.2
5,100	(1)	LHC Group, Inc.	1,084,056	0.9
22,800	(1)	Merit Medical Systems, Inc.	991,800	0.9
6,700	(1)	Novavax, Inc.	725,945	0.6
110,000	(1)	R1 RCM, Inc.	1,886,500	1.6
11,500	(1)	Syneos Health, Inc.	611,340	0.5
			7,022,467	6.0

		Industrials: 17.4%
40,500	(1)	Air Transport Services Group, Inc.	1,014,930	0.9
29,500		Altra Industrial Motion Corp.	1,090,615	0.9
46,900	(1),(2)	API Group Corp.	667,387	0.6
93,200	(1)	Bloom Energy Corp.	1,674,804	1.4
16,500		EMCOR Group, Inc.	1,117,215	1.0
79,000	(1)	Evoqua Water Technologies Corp.	1,676,380	1.4
15,100	(1)	Herc Holdings, Inc.	598,111	0.5
19,900		ICF International, Inc.	1,224,447	1.0
35,941		Kforce, Inc.	1,156,222	1.0
26,900		Korn Ferry	780,100	0.7
14,000	(1)	Masonite International Corp.	1,377,600	1.2
35,500	(1)	Mastec, Inc.	1,498,100	1.3

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,500		Moog, Inc.	$ 921,185	0.8
89,300	(1)	NOW, Inc.	405,422	0.3
35,000		Skywest, Inc.	1,045,100	0.9
19,600	(1)	Sunrun, Inc.	1,510,572	1.3
36,500		Triton International Ltd./Bermuda	1,484,455	1.3
23,900		Werner Enterprises, Inc.	1,003,561	0.9
			20,246,206	17.4

		Information Technology: 10.7%
16,300	(1)	Avaya Holdings Corp.	247,760	0.2
21,000	(1)	Cerence, Inc.	1,026,270	0.9
61,400		Cohu, Inc.	1,054,852	0.9
16,400	(1)	Diodes, Inc.	925,780	0.8
105,000	(1)	Harmonic, Inc.	585,900	0.5
61,000		KBR, Inc.	1,363,960	1.2
25,600		Kulicke & Soffa Industries, Inc.	573,440	0.5
18,000	(1)	MACOM Technology Solutions Holdings, Inc.	612,180	0.5
36,000	(1)	Magnachip Semiconductor Corp.	493,200	0.4
34,000	(1)	Medallia, Inc.	932,280	0.8
13,600		Science Applications International Corp.	1,066,512	0.9
58,700	(1)	SunPower Corp.	734,337	0.6
14,000	(1)	Synaptics, Inc.	1,125,880	1.0
35,300	(1)	Ultra Clean Holdings, Inc.	757,538	0.7
78,500	(1)	Viavi Solutions, Inc.	920,805	0.8
			12,420,694	10.7

		Materials: 7.0%
49,000	(1)	Arconic Corp.	933,450	0.8
35,400		Boise Cascade Co.	1,413,168	1.2
18,100		Carpenter Technology Corp.	328,696	0.3
145,100		Cleveland-Cliffs, Inc.	931,542	0.8
87,500		Hecla Mining Co.	444,500	0.4
42,000	(1)	Livent Corp.	376,740	0.3
21,800		Materion Corp.	1,134,254	1.0
84,700		Orion Engineered Carbons SA	1,059,597	0.9
88,000	(1)	Summit Materials, Inc.	1,455,520	1.3
			8,077,467	7.0

		Real Estate: 6.9%
37,500		American Assets Trust, Inc.	903,375	0.8
48,200		First Industrial Realty Trust, Inc.	1,918,360	1.7
31,000		Hudson Pacific Properties, Inc.	679,830	0.6
15,100		Investors Real Estate Trust	984,067	0.8
57,800		Mack-Cali Realty Corp.	729,436	0.6
10,700		PS Business Parks, Inc.	1,309,573	1.1
55,200		Sabra Healthcare REIT, Inc.	760,932	0.7
88,800		Sunstone Hotel Investors, Inc.	705,072	0.6
			7,990,645	6.9

		Utilities: 4.6%
14,000		Clearway Energy, Inc.-Class C	377,440	0.3
30,500		New Jersey Resources Corp.	824,110	0.7
16,500		ONE Gas, Inc.	1,138,665	1.0
28,600		PNM Resources, Inc.	1,182,038	1.0
28,000		Portland General Electric Co.	994,000	0.9
21,765		South Jersey Industries, Inc.	419,411	0.4
5,900		Southwest Gas Holdings, Inc.	372,290	0.3
			5,307,954	4.6

	Total Common Stock
	(Cost $116,618,279)		113,867,842	98.1

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
2,204,628	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
		(Cost $2,204,628)	2,204,628	1.9

Total Short-Term Investments
(Cost $2,204,628)	2,204,628	1.9

Total Investments in Securities (Cost $118,822,907)	$ 116,072,470	100.0
Liabilities in Excess of Other Assets	(23,644)	–
Net Assets	$ 116,048,826	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of September 30, 2020.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$113,867,842	$–	$–	$113,867,842
Short-Term Investments	2,204,628	–	–	2,204,628
Total Investments, at fair value	$116,072,470	$–	$–	$116,072,470

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $118,824,138.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$17,891,395
Gross Unrealized Depreciation	(20,643,063)
Net Unrealized Depreciation	$(2,751,668)